Financial Instruments and Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure Of Foreign Currency Financial Assets And Liabilities

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2022	2021	2022	2021
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Cash - USD	17,302	72,497	-	-
Investment in Fore - USD	1,600	1,600	-	-
Investment in Cavnox - USD	965	965	-	-
Other receivables - USD	2,899	7,464	-	-

Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts

As of December 31, 2022:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	126,935	99,684	226,619
Trade payables and other payables	174,463	-	174,463
Lease liability (1)	4,349	23,102	27,451
Short term loan from related party (Note 13B)	1,090	-	1,090
	306,837	122,786	429,623

As of December 31, 2021:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	70,561	11,877	82,436
Trade payables and other payables	102,217	-	102,217
Lease liability (1)	3,307	21,371	24,678
Short term loan from related party (Note 13B)	173	1,625	1,798
	176,258	34,872	211,129

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities

(1)	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.

Schedule of Financial Assets measured in Fair Value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	48	-	2,565	2,613
Investment in XTL stocks	157	-	-	157
Total assets	205	-	2,565	2,770

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	-	-	2,565	2,565
Investment in XTL stocks	330	-	-	330
Total assets	330	-	2,565	2,895

Schedule of Financial Assets Measured at Fair Value through Profit or Loss

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2022	2021
	NIS in thousands

Opening balance	2,565	3,141
Investment (sale) of assets measured at fair value through profit or loss	-	1,246
Loss which was recognized in the statement of income	-	(1,822)
Closing balance	2,565	2,565

Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency
Impact of the USD
As of December 31
2022
NIS in thousands

Profit or loss	417